DWS GNMA Fund Annual Fund Operating Expenses - DWS GNMA Fund	Jan. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.22%
Other Expenses (as a percentage of Assets):	0.31%	[1]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.84%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.59%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[1]
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.53%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.56%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%	[1]
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.59%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.32%, 0.33%, 0.22%, 0.29% and 0.32% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.